Consolidated Statements of Cash Flows (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings (loss)	€ 40,431	€ 316,164	€ 242,523
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	58,460	49,450	37,794
Impairments	0	8,038	0
Gain on bargain purchase	0	(109,279)	0
Share-based compensation	23,065	13,452	13,901
Non cash result components convertible bonds	6,678	8,779	28,656
Result investments	766	0	0
Deferred income taxes	(147)	(27,691)	4,092
Changes in assets and liabilities:
Accounts receivable	17,905	67,293	(95,260)
Inventories	(39,920)	8,390	(77,236)
Other current assets	(6,713)	(20,335)	(20,732)
Accounts payable and accrued expenses	(32,077)	(94,601)	104,485
Accruals for restructuring expenses	0	0	1,863
Payment restructuring expenses	0	(3,159)	(9,297)
Current income taxes	(25,968)	80	29,096
Net cash provided by operating activities	42,480	216,581	259,884
Cash flows from investing activities:
Capital expenditures	(68,162)	(89,218)	(102,974)
Net purchase of intangible assets	(4,630)	(7,051)	(624)
Acquisition of business	0	(994)	0
Cash acquired in business combination	0	43,434	0
Pledged bank deposit in business combination	0	(20,000)	0
Proceeds from sale of property, plant and equipment	901	3,794	3,032
Net cash used in investing activities	(71,891)	(70,035)	(100,566)
Cash flows from financing activities:
Debt redemption	(24,726)	(23,096)	(68,810)
Debt proceeds, net	47,677	42,173
Proceeds from issuance of shares and exercise of stock options	2,209	4,122	3,945
Dividends to common shareholders of ASMI	(27,519)	(22,262)	0
Dividends to minority shareholders ASMPT	(27,024)	(79,474)	(58,162)
Net cash used in financing activities	(73,489)	(78,537)	(123,027)
Foreign currency translation effect	3,125	(18,052)	10,096
Net (decrease) increase in cash and cash equivalents	(99,775)	49,956	46,387
Cash and cash equivalents at beginning of year	390,250	340,294	293,902
Cash and cash equivalents at end of year	290,475	390,250	340,294
Supplemental disclosures of cash flow information
Interest	10,124	10,742	14,786
Income taxes	52,425	39,929	9,751
Supplemental on cash investing and financing activities:
Subordinated debt converted	150,000	32,202	13,473
Subordinated debt converted into number of shares (in shares)	9,074,396,000	2,151,020,000	878,491,000
ASM International N.V. [Member]
Cash flows from operating activities:
Net earnings (loss)	40,431	316,164	242,523
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Impairments		8,038
Result investments	766
Cash flows from investing activities:
Capital expenditures	(68,162)	(89,218)	(102,974)
Net purchase of intangible assets	(4,630)	(7,051)	(625)
Cash flows from financing activities:
Purchase of treasury shares ASMI	(40,554)	0	0
Cash and cash equivalents at beginning of year	390,250	340,294
Cash and cash equivalents at end of year	290,475	390,250	340,294
ASMPT [Member]
Cash flows from financing activities:
Purchase of treasury shares ASMI	€ (3,552)	€ 0	€ 0